LONG-TERM DEBT, NET (MRF Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands										12 Months Ended
	Apr. 17, 2024	Jan. 21, 2021	Aug. 11, 2020	Jul. 21, 2020	Dec. 04, 2019	Jul. 17, 2019	Apr. 26, 2019	Jul. 03, 2017	Jun. 06, 2017	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt [Line Items]
Total long-term debt										$ 7,180,185	$ 7,499,771
MRF 4.875% Senior Notes, due 2025 [Member] | Initial 2025 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt									$ 650,000
Interest rate per annum									4.875%
Purchase price as percentage of principal									100.00%
Maturity date										Jun. 06, 2025
MRF 4.875% Senior Notes, due 2025 [Member] | Additional 2025 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt								$ 350,000
Interest rate per annum								4.875%
Purchase price as percentage of principal								100.75%
Maturity date										Jun. 06, 2025
MRF 5.250% Senior Notes, due 2026 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt							$ 500,000
Interest rate per annum							5.25%
Purchase price as percentage of principal							100.00%
Maturity date										Apr. 26, 2026
MRF 5.625% Senior Notes, due 2027 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt						$ 600,000
Interest rate per annum						5.625%
Purchase price as percentage of principal						100.00%
Maturity date										Jul. 17, 2027
MRF 5.750% Senior Notes, due 2028 [Member] | Initial 2028 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 500,000
Interest rate per annum				5.75%
Purchase price as percentage of principal				100.00%
Maturity date										Jul. 21, 2028
MRF 5.750% Senior Notes, due 2028 [Member] | Additional 2028 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 350,000
Interest rate per annum			5.75%
Purchase price as percentage of principal			101.00%
Maturity date										Jul. 21, 2028
MRF 5.375% Senior Notes, due 2029 [Member] | Initial 2029 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt					$ 900,000
Interest rate per annum					5.375%
Purchase price as percentage of principal					100.00%
Maturity date										Dec. 04, 2029
MRF 5.375% Senior Notes, due 2029 [Member] | Additional 2029 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 250,000
Interest rate per annum		5.375%
Purchase price as percentage of principal		103.25%
Maturity date										Dec. 04, 2029
MRF 7.625% Senior Notes, due 2032 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 750,000
Interest rate per annum	7.625%
Purchase price as percentage of principal	100.00%
Maturity date										Apr. 17, 2032